Cover	May 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2024
Entity Registrant Name	ACV Auctions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40256
Entity Tax Identification Number	47-2415221
Entity Address, Address Line One	640 ELLICOTT STREET #321
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	800
Local Phone Number	553-4070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $.001 per share
Trading Symbol	ACVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001637873
Amendment Flag	false